Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of provision for (recovery of) income taxes

The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2023	2022
		Restated
Current income tax:
Current year expense	648.8	616.8
Adjustments to prior years’ income taxes	(8.7)	(10.0)
	640.1	606.8
Deferred income tax:
Origination and reversal of temporary differences	193.4	474.0
Adjustments to prior years’ deferred income taxes	(20.1)	11.7
	173.3	485.7

Provision for income taxes	813.4	1,092.5

Schedule of earnings before income taxes by jurisdiction

A significant portion of the company’s earnings before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differ from the Canadian statutory income tax rate, and may be significantly higher or lower. The company’s earnings before income taxes by jurisdiction and the associated provision for (recovery of) income taxes for the years ended December 31 are summarized in the following table:

	2023					2022
						Restated
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total
Earnings before income taxes	1,115.6	1,764.3	881.9	2,146.5	5,908.3	547.6	2,792.3	353.2	1,211.1	4,904.2
Provision for (recovery of) income taxes	234.9	362.2	(48.5)	264.8	813.4	153.6	545.3	103.4	290.2	1,092.5
Net earnings	880.7	1,402.1	930.4	1,881.7	5,094.9	394.0	2,247.0	249.8	920.9	3,811.7
(1)	Includes Fairfax India.
(2)	Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)	Comprised of Brit.
(4)	Primarily includes companies in India, Asia and Europe (excluding the U.K.), and Allied World, which has operations in multiple jurisdictions.

Schedule of reconciliations of the provision for (recovery of) income taxes

Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2023	2022
		Restated
Canadian statutory income tax rate	26.5%	26.5%
Provision for income taxes at the Canadian statutory income tax rate	1,565.7	1,299.6
Non-taxable investment income	(182.3)	(25.6)
Tax rate differential on income and losses outside Canada	(473.2)	(256.3)
Change in unrecorded tax benefit of losses and temporary differences	(9.7)	(0.6)
Change in tax rate for deferred income taxes	(132.3)	34.5
Provision (recovery) relating to prior years	(28.8)	1.7
Foreign exchange effect	12.5	(17.0)
Other including permanent differences	61.5	56.2
Provision for income taxes	813.4	1,092.5

Schedule of income taxes refundable and payable

Income taxes refundable and payable were as follows:

	December 31,	December 31,
	2023	2022
Income taxes refundable	59.0	67.1
Income taxes payable	(306.9)	(361.0)
Net income taxes payable	(247.9)	(293.9)

Schedule of changes net income taxes (payable) refundable

Changes in net income taxes (payable) refundable during the years ended December 31 were as follows:

	2023	2022
Balance - January 1	(293.9)	(116.7)
Amounts recorded in the consolidated statements of earnings	(640.1)	(606.8)
Payments made during the year	713.9	416.4
Acquisitions of subsidiaries (note 21)	(31.3)	—
Foreign exchange effect and other	3.5	13.2
Balance - December 31	(247.9)	(293.9)

Schedule of changes in net deferred income tax asset

Changes in the net deferred income tax asset (liability) during the years ended December 31 were as follows:

	2023
	Operating		Insurance
	and		and
	capital		reinsurance	Intangible	Tax
	losses	Investments	held contracts	assets	credits	Other	Total
Balance - January 1	226.8	(193.0)	(382.8)	(376.1)	75.4	(81.0)	(730.7)
Amounts recorded in the consolidated statement of earnings	57.2	(411.8)	41.1	116.6	(20.2)	43.8	(173.3)
Amounts recorded in total equity	15.0	(5.8)	—	—	—	5.8	15.0
Acquisitions of subsidiaries (note 21)	(0.3)	2.7	(4.1)	(46.2)	—	(13.0)	(60.9)
Foreign exchange effect and other	14.7	(3.9)	(12.2)	(2.6)	(21.6)	26.3	0.7
Balance - December 31	313.4	(611.8)	(358.0)	(308.3)	33.6	(18.1)	(949.2)

	2022
	Restated
	Operating		Insurance
	and		and
	capital		reinsurance	Intangible	Tax
	losses	Investments	held contracts	assets	credits	Other	Total
Balance - January 1	230.0	(414.5)	207.8	(413.1)	213.6	38.8	(137.4)
Amounts recorded in the consolidated statement of earnings	(7.1)	197.2	(588.9)	30.9	(137.1)	19.3	(485.7)
Amounts recorded in total equity	8.0	20.1	—	—	—	(44.0)	(15.9)
Acquisitions of subsidiaries (note 21)	3.3	(11.4)	0.1	(1.9)	—	(52.6)	(62.5)
Foreign exchange effect and other	(7.4)	15.6	(1.8)	8.0	(1.1)	(42.5)	(29.2)
Balance - December 31	226.8	(193.0)	(382.8)	(376.1)	75.4	(81.0)	(730.7)